Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	$ 4,359	$ 3,172
Additions	4,392	2,339
Used during year	(2,483)	(407)
Exchange differences	(282)	(745)
Other provisions, ending balance	5,986	4,359
Labor, legal and other claims
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	2,864	3,126
Additions	917	890
Used during year	(1,028)	(407)
Exchange differences	(226)	(745)
Other provisions, ending balance	2,527	2,864
Others
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	1,495	46
Additions	3,475	1,449
Used during year	(1,455)	0
Exchange differences	(56)	0
Other provisions, ending balance	$ 3,459	$ 1,495